UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22524

Precidian ETFs Trust

(Exact name of registrant as specified in charter)

350 Main Street

Suite 9

Bedminster, New Jersey 07921

(Address of principal executive offices) (Zip code)

Mark Criscitello

Precidian Funds LLC

350 Main Street

Suite 9

Bedminster, NJ 07921

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (908) 781-0560

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
Common Stocks - 99.5%
Air Freight & Logistics - 0.6%
Yamato Holdings Co., Ltd.	60,000	$1,011,043

Airlines - 0.1%
All Nippon Airways Co., Ltd.	75,000	209,497

Auto Components - 2.0%
Bridgestone Corp. (a)	60,000	1,360,270
Denso Corp.	60,000	1,657,269
Yokohama Rubber Co., Ltd./The	50,000	280,629
		3,298,168
Automobiles - 5.0%
Fuji Heavy Industries Ltd.	50,000	302,066
Honda Motor Co., Ltd.	117,500	3,584,384
Isuzu Motors Ltd.	75,000	346,888
Mazda Motor Corp.*	75,000	132,519
Mitsubishi Motors Corp.*	75,000	88,671
Nissan Motor Co., Ltd.	60,000	539,431
Suzuki Motor Corp.	60,000	1,241,003
Toyota Motor Corp.	60,000	1,999,480
		8,234,442
Beverages - 1.5%
Asahi Group Holdings Ltd.	60,000	1,317,396
Kirin Holdings Co., Ltd.	50,000	608,029
Sapporo Holdings Ltd.	50,000	189,035
Takara Holdings, Inc.	50,000	321,554
		2,436,014
Building Products - 1.7%
Asahi Glass Co., Ltd.	50,000	419,644
Daikin Industries Ltd.	60,000	1,643,238
Nippon Sheet Glass Co., Ltd.	75,000	140,314
Nitto Boseki Co., Ltd.	75,000	261,141
TOTO Ltd.	50,000	385,865
		2,850,202
Capital Markets - 0.4%
Daiwa Securities Group, Inc.	50,000	155,905
Matsui Securities Co., Ltd. (a)	60,000	293,101
Nomura Holdings, Inc.	60,000	181,629
		630,635
Chemicals - 4.7%
Asahi Kasei Corp.	50,000	301,416
Denki Kagaku Kogyo KK	75,000	277,706
Kuraray Co., Ltd.	60,000	853,579
Mitsubishi Chemical Holdings Corp.	37,500	206,574
Mitsui Chemicals, Inc.	75,000	228,985
Nippon Kayaku Co., Ltd.	50,000	482,006
Nippon Soda Co., Ltd.	50,000	226,712
Nissan Chemical Industries Ltd.	60,000	580,746
Shin-Etsu Chemical Co., Ltd.	60,000	2,954,398
Showa Denko KK	75,000	152,007
Sumitomo Chemical Co., Ltd.	50,000	182,539
Teijin Ltd.	75,000	230,934
Tokai Carbon Co., Ltd.	50,000	271,534
Toray Industries, Inc.	50,000	357,932
Tosoh Corp.	75,000	200,728
Ube Industries Ltd.	75,000	205,600
		7,713,396
Commercial Banks - 1.4%
Aozora Bank Ltd.	50,000	137,716
Bank of Yokohama Ltd./The	50,000	236,456
Chiba Bank Ltd./The	50,000	322,203
Fukuoka Financial Group, Inc.	50,000	209,822
Mitsubishi UFJ Financial Group, Inc.	60,000	254,905
Mizuho Financial Group, Inc.	60,000	81,071
Resona Holdings, Inc.	7,500	33,032
Shinsei Bank Ltd.	75,000	77,952
Shizuoka Bank Ltd./The	50,000	526,829
Sumitomo Mitsui Financial Group, Inc.	7,500	208,913
Sumitomo Mitsui Trust Holdings, Inc.	75,000	220,216
		2,309,115
Commercial Services & Supplies - 2.2%
Dai Nippon Printing Co., Ltd.	50,000	480,707
Secom Co., Ltd.	60,000	2,767,312
Toppan Printing Co., Ltd.	50,000	367,676
		3,615,695
Computers & Peripherals - 0.4%
Fujitsu Ltd.	50,000	259,842
NEC Corp.*	75,000	152,007
Toshiba Corp.	75,000	306,938
		718,787
Construction & Engineering - 2.4%
Chiyoda Corp.	50,000	508,640
COMSYS Holdings Corp.	60,000	629,856
JGC Corp.	75,000	1,800,702

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

	Shares	Value
Common Stocks (continued)
Kajima Corp.	75,000	$229,960
Obayashi Corp.	50,000	222,164
Shimizu Corp.	75,000	314,733
Taisei Corp.	75,000	190,009
		3,896,064
Construction Materials - 0.2%
Sumitomo Osaka Cement Co., Ltd.	75,000	204,625
Taiheiyo Cement Corp.	75,000	143,238
		347,863
Consumer Finance - 0.7%
Credit Saison Co., Ltd.	60,000	1,202,806

Containers & Packaging - 0.5%
Toyo Seikan Kaisha Ltd.	60,000	818,501

Diversified Telecommunication Services - 0.2%
Nippon Telegraph & Telephone Corp.	7,500	383,429

Electric Utilities - 0.2%
Chubu Electric Power Co., Inc.	7,500	140,022
Kansai Electric Power Co., Inc./The	7,500	115,077
Tokyo Electric Power Co., Inc./The*	7,500	17,832
		272,931
Electrical Equipment - 1.1%
Fuji Electric Co., Ltd.	75,000	205,600
Fujikura Ltd.	50,000	146,161
Furukawa Electric Co., Ltd.	50,000	114,980
GS Yuasa Corp. (a)	50,000	268,936
Mitsubishi Electric Corp.	50,000	479,407
Sumitomo Electric Industries Ltd.	60,000	653,241
		1,868,325
Electronic Equipment, Instruments & Components - 7.9%
Alps Electric Co., Ltd.	60,000	412,368
Citizen Holdings Co., Ltd.	60,000	348,447
FUJIFILM Holdings Corp.	60,000	1,421,073
Hitachi Ltd.	75,000	393,660
Kyocera Corp.	60,000	4,825,257
Mitsumi Electric Co., Ltd.	60,000	446,668
Nippon Electric Glass Co., Ltd.	100,000	989,996
Oki Electric Industry Co., Ltd.*	75,000	67,234
Taiyo Yuden Co., Ltd. (a)	57,500	428,803
TDK Corp.	60,000	2,658,179
Yaskawa Electric Corp.	50,000	425,490
Yokogawa Electric Corp.*	60,000	541,770
		12,958,945
Food & Staples Retailing - 1.9%
Aeon Co., Ltd. (a)	60,000	823,957
Seven & I Holdings Co., Ltd.	60,000	1,672,080
UNY Co., Ltd.	60,000	540,210
		3,036,247
Food Products - 2.4%
Ajinomoto Co., Inc.	50,000	600,234
Kikkoman Corp.	50,000	574,250
Maruha Nichiro Holdings, Inc.	75,000	138,366
MEIJI Holdings Co., Ltd.	7,500	311,323
Nichirei Corp.	75,000	363,453
Nippon Meat Packers, Inc.	75,000	931,532
Nippon Suisan Kaisha Ltd.	60,000	205,795
Nisshin Seifun Group, Inc.	62,500	757,600
		3,882,553
Gas Utilities - 0.4%
Osaka Gas Co., Ltd.	75,000	296,219
Tokyo Gas Co., Ltd.	75,000	344,940
		641,159
Health Care Equipment & Supplies - 2.2%
Olympus Corp.	60,000	788,879
Terumo Corp.	60,000	2,825,776
		3,614,655
Hotels, Restaurants & Leisure - 0.1%
Tokyo Dome Corp.*	75,000	184,163

Household Durables - 1.9%
Casio Computer Co., Ltd.	60,000	364,038
Panasonic Corp.	60,000	509,809
Pioneer Corp.*	60,000	269,716
Sekisui House Ltd.	50,000	443,679
Sharp Corp.	50,000	437,183
Sony Corp.	60,000	1,077,303
		3,101,728
Industrial Conglomerates - 0.3%
Nisshinbo Holdings, Inc.	50,000	450,825

Insurance - 1.1%
Dai-ichi Life Insurance Co., Ltd./The	75	73,762

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

	Shares	Value
Common Stocks (continued)
MS&AD Insurance Group Holdings	17,500	$324,217
NKSJ Holdings, Inc.	12,500	245,225
Sony Financial Holdings, Inc.	25,000	368,325
T&D Holdings, Inc.	12,500	116,441
Tokio Marine Holdings, Inc.	30,000	664,545
		1,792,515
Internet Software & Services - 0.1%
Yahoo Japan Corp.	250	80,518

IT Services - 1.2%
NTT Data Corp.	600	1,916,071

Leisure Equipment & Products - 1.2%
Nikon Corp.	60,000	1,336,105
Yamaha Corp.	60,000	550,344
		1,886,449
Machinery - 10.3%
Amada Co., Ltd.	50,000	317,007
Ebara Corp.	50,000	172,145
FANUC Corp. (a)	60,000	9,182,798
Furukawa Co., Ltd.*	75,000	61,387
Hino Motors Ltd.	50,000	303,365
Hitachi Construction Machinery Co., Ltd. (a)	60,000	1,010,264
Hitachi Zosen Corp.	62,500	78,764
IHI Corp.	75,000	182,214
Japan Steel Works Ltd./The	75,000	521,307
JTEKT Corp.	60,000	590,100
Kawasaki Heavy Industries Ltd.	75,000	187,086
Komatsu Ltd.	60,000	1,402,364
Kubota Corp.	50,000	418,994
Meidensha Corp.	50,000	168,247
Minebea Co., Ltd.	50,000	209,172
Mitsubishi Heavy Industries Ltd.	75,000	319,605
Mitsui Engineering & Shipbuilding Co., Ltd.	75,000	116,929
NGK Insulators Ltd.	50,000	593,738
NSK Ltd.	50,000	324,802
NTN Corp.	50,000	201,377
OKUMA Corp.	50,000	319,605
Sumitomo Heavy Industries Ltd.	50,000	291,672
		16,972,942
Marine - 0.3%
Kawasaki Kisen Kaisha Ltd.	50,000	90,295
Mitsui OSK Lines Ltd.	50,000	193,582
Nippon Yusen KK	75,000	191,958
		475,835
Media - 1.2%
Dentsu, Inc.	60,000	1,831,103
SKY Perfect JSAT Holdings, Inc.	50	25,042
Toho Co., Ltd.	7,500	133,689
		1,989,834
Metals & Mining - 1.6%
Dowa Holdings Co., Ltd.	50,000	316,357
JFE Holdings, Inc.	7,500	135,832
Kobe Steel Ltd.	75,000	115,954
Mitsubishi Materials Corp.	75,000	203,651
Mitsui Mining & Smelting Co., Ltd.	75,000	193,907
Nippon Light Metal Co., Ltd.	75,000	99,389
Nippon Steel Corp.	75,000	187,086
Nisshin Steel Co., Ltd.	75,000	114,980
Pacific Metals Co., Ltd.	50,000	242,302
Sumitomo Metal Industries Ltd.	75,000	136,417
Sumitomo Metal Mining Co., Ltd.	50,000	642,458
Toho Zinc Co., Ltd.	50,000	190,334
		2,578,667
Multiline Retail - 1.0%
Isetan Mitsukoshi Holdings Ltd.	60,000	629,076
J Front Retailing Co., Ltd.	50,000	241,653
Marui Group Co., Ltd.	60,000	467,715
Takashimaya Co., Ltd.	50,000	361,829
		1,700,273
Office Electronics - 2.9%
Canon, Inc. (a)	87,500	3,876,510
Konica Minolta Holdings, Inc.	62,500	466,091
Ricoh Co., Ltd.	50,000	435,884
		4,778,485
Oil, Gas & Consumable Fuels - 0.7%
Inpex Corp.	50	315,058
JX Holdings, Inc.	60,000	362,479
Showa Shell Sekiyu KK	60,000	404,573
		1,082,110
Paper & Forest Products - 0.5%
Hokuetsu Kishu Paper Co., Ltd.	62,500	419,806
Mitsubishi Paper Mills Ltd.*	75,000	68,208
Nippon Paper Group, Inc.	7,500	163,700

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

	Shares	Value
Common Stocks (continued)
OJI Paper Co., Ltd.	50,000	$256,593
		908,307
Personal Products - 1.7%
Kao Corp.	60,000	1,639,340
Shiseido Co., Ltd.	60,000	1,103,027
		2,742,367
Pharmaceuticals - 7.2%
Astellas Pharma, Inc.	60,000	2,439,912
Chugai Pharmaceutical Co., Ltd.	60,000	989,216
Daiichi Sankyo Co., Ltd.	60,000	1,189,554
Dainippon Sumitomo Pharma Co., Ltd.	60,000	683,643
Eisai Co., Ltd.	60,000	2,482,785
Kyowa Hakko Kirin Co., Ltd.	50,000	611,927
Shionogi & Co., Ltd.	60,000	770,950
Takeda Pharmaceutical Co., Ltd.	60,000	2,634,793
		11,802,780
Real Estate Management & Development - 2.6%
Daiwa House Industry Co., Ltd.	50,000	596,336
Heiwa Real Estate Co., Ltd.	62,500	124,237
Mitsubishi Estate Co., Ltd.	50,000	747,044
Mitsui Fudosan Co., Ltd.	75,000	1,093,283
Sumitomo Realty & Development Co., Ltd.	75,000	1,313,499
Tokyo Tatemono Co., Ltd.*	50,000	151,358
Tokyu Land Corp.	50,000	189,035
		4,214,792
Road & Rail - 1.9%
Central Japan Railway Co.	50	422,242
East Japan Railway Co.	5,000	318,306
Keio Corp.	50,000	352,735
Keisei Electric Railway Co., Ltd.	50,000	367,676
Nippon Express Co., Ltd.	75,000	292,322
Odakyu Electric Railway Co., Ltd.	50,000	483,305
Tobu Railway Co., Ltd.	50,000	255,294
Tokyu Corp.	75,000	369,300
West Japan Railway Co.	7,500	325,939
		3,187,119
Semiconductors & Semiconductor Equipment - 2.8%
Advantest Corp.	117,500	1,118,975
Dainippon Screen Manufacturing Co., Ltd.	50,000	421,593
Sumco Corp.*	7,500	55,444
Tokyo Electron Ltd.	60,000	3,051,838
		4,647,850
Software - 2.2%
Konami Corp.	60,000	1,796,804
Trend Micro, Inc.	60,000	1,793,686
		3,590,490
Specialty Retail - 6.7%
Fast Retailing Co., Ltd.	60,000	10,913,343

Textiles, Apparel & Luxury Goods - 0.1%
Toyobo Co., Ltd.	75,000	101,338
Unitika Ltd.*	75,000	40,925
		142,263
Tobacco - 0.9%
Japan Tobacco, Inc.	300	1,410,939

Trading Companies & Distributors - 3.0%
ITOCHU Corp.	60,000	609,588
Marubeni Corp.	50,000	304,664
Mitsubishi Corp.	60,000	1,212,161
Mitsui & Co., Ltd.	60,000	933,091
Sojitz Corp.	5,000	7,730
Sumitomo Corp.	60,000	812,264
Toyota Tsusho Corp.	60,000	1,060,933
		4,940,431
Transportation Infrastructure - 0.3%
Mitsubishi Logistics Corp.	50,000	555,411

Wireless Telecommunication Services - 5.6%
KDDI Corp.	600	3,858,646
NTT DoCoMo, Inc.	75	137,878
Softbank Corp.	177,500	5,227,914
		9,224,438
Total Common Stocks
(Cost $180,191,852)		163,221,417

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

	Principal Amount	Value
Repurchase Agreements - 5.1%
Credit Suisse Group, 0.03%, dated 12/30/11, due 01/03/12, repurchased price $6,326,626, collateralized by U.S. Government Agency Mortgage Securities, ranging from 3.50% - 6.00%, maturing 09/15/18 - 11/15/41; total market value $6,453,151(b)	$6,326,605	$6,326,605
Royal Bank of Scotland Group PLC, 0.04%, dated 12/30/11, due 01/03/12, repurchased price $2,000,009, collateralized by U.S. Treasury Securities, ranging from 0.75% - 2.50%, maturing 12/31/2011 - 10/31/2016; total market value $2,040,004 (b)	2,000,000	2,000,000
Total Repurchase Agreements (Cost $8,326,605)		8,326,605
Total Investment Securities
(Cost $188,518,457) — 104.6%		171,548,022
Liabilities in excess of other assets — (4.6%)		(7,592,869)
Net Assets — 100.0%		$163,955,153

*	Non-income producing security.
(a)	All or a portion of this security was on loan at December 31, 2011. The total value of securities on loan was $9,673,865, which was collateralized by a repurchase agreement with a value of $8,326,605 and $1,859,266 of collateral in the form of securities.
(b)	The security was purchased with cash collateral held from securities on loan at December 31, 2011. The total value of securities purchased was $8,326,605.

As of December 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,820,948
Aggregate gross unrealized depreciation	(18,791,383)
Net unrealized depreciation	$(16,970,435)
Federal income tax cost of investments	$188,518,457

Futures Contracts Purchased

MAXISSM Nikkei 225 Index Fund had the following open long futures contracts as of December 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation

SGX Mini Nikkei 225 Futures Contracts	9	03/08/12	$494,608	$(5,247)
Yen Denominated Nikkei 225 Futures Contracts	5	03/08/12	272,996	(4,451)
				$(9,698)

Cash collateral in the amount of $342,736 was pledged to cover margin requirements for open futures contracts as of December 31, 2011.

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
Notes to Quarterly Schedule of Investments
December 31, 2011 (Unaudited)

1. Organization

Precidian ETFs Trust (the “Trust”) was organized as a Delaware statutory trust on August 27, 2010 as NEXT ETFs Trust and is authorized to have multiple segregated series or portfolios. The name of the Trust was changed on May 16, 2011 to Precidian ETFs Trust. The Trust is registered as an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Trust currently consists of one diversified investment portfolio, the MAXISSM Nikkei 225 Index Fund (the “Fund”). The Fund is managed by Precidian Funds LLC (“Advisor”). Northern Trust Investments, Inc. (“NTI”) acts as sub-advisor (“Sub-Advisor”) to the Fund.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Nikkei 225 Index (“Underlying Index”) created by Nikkei Inc. (the “Index Provider”). The Underlying Index measures the performance of 225 highly liquid stocks traded on the large cap or “first” section of the Tokyo Stock Exchange. The components of the Underlying Index are given an equal weighting based on a par value of 50 Japanese Yen per share, whereby the prices of stocks with other par values are adjusted to also reflect a par value of 50 Japanese Yen per share.

There can be no assurance that the Fund’s objective will be achieved.

2. Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of the Fund’s portfolio securities is based on such securities’ closing price on local markets when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees (the “Board”). The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, the Fund may fair value foreign equity portfolio securities each day the Fund calculates its net asset value. Accordingly, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value (“NAV”) and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares. Open-end investment companies are valued at their net asset value.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Precidian ETFs Trust
Notes to Quarterly Schedule of Investments (continued)
December 31, 2011 (Unaudited)

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2011, for the Fund based upon the three levels defined above:

	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs	Total

	Common Stocks	Futures Contracts	Repurchase Agreements	Investment Securities	Futures Contracts

MAXISSM Nikkei 225 Index Fund	$163,221,417	$(9,698)	$8,326,605	$171,548,022	$(9,698)

For the period ended December 31, 2011, there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value. Please refer to the Schedule of Investments to view equity securities segregated by industry type. There were no significant transfers between Level 1 and Level 2 for the period ending December 31, 2011.

Foreign Currency Transactions

Gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income, expenses or other items denominated in a foreign currency and the time the Fund actually collects or pays such items are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Securities Lending

The Fund may lend portfolio securities constituting up to 33 1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower, at all times, maintains the Fund’s cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income (to be retained by the Fund) from a borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of the Fund or the borrower. The Fund may invest any cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans, by the purchaser, to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be

Precidian ETFs Trust
Notes to Quarterly Schedule of Investments (continued)
December 31, 2011 (Unaudited)

considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Fund may use futures contracts, and options on futures contracts based on other indexes or combinations of indexes that the Advisor or Sub-Advisor believes to be representative of the Underlying Index.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts), by their terms, call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.

Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

3. Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

Index Risk. The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected in the market more quickly than the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Risks Related to Investing in Japan. The Underlying Index is comprised of securities of companies that are traded on the Tokyo Stock Exchange and domiciled in Japan. The risks of investing in the Japanese market include risks of natural disasters, lack of natural resources, reliance on trading partners (including the U.S. and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Precidian ETFs Trust
Notes to Quarterly Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Nikkei 225 Sector Concentration Risk. The three largest sector concentrations of the Underlying Index are the consumer discretionary, industrials and information technology sectors. Consumer product companies are affected by interest rates, exchange rates, competition, and consumer confidence and preferences. Manufacturing companies may face supply and demand constraints and product obsolescence issues and can experience losses due to government regulations, environmental damage and product liability claims, and changes in exchange rates and commodity prices. Information technology companies are subject to risks of limited financing, competition, technological obsolescence and patent rights or regulatory approval delays.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Precidian ETFs Trust

By: /s/ Daniel J. McCabe

Daniel J. McCabe

President and Principal Executive Officer

February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel J. McCabe

Daniel J. McCabe

President and Principal Executive Officer

February 27, 2012

By: /s/ Brent Arvidson

Brent Arvidson

Treasurer and Principal Financial Officer

February 27, 2012